Reconciliation of profit for the year to cash flow from operations before contract acquisition costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reconciliation of profit for the year to cash flow from operations before contract acquisition costs

24. Reconciliation of profit for the year to cash flow from operations before contract acquisition costs

For the year ended 31 December 2018	Note	2018 $m	2017 Restated $m	2016 Restated $m
Profit for the year		352	541	459
Adjustments for:
Net financial expenses		81	72	80
Income tax charge	8	133	115	173
Depreciation and amortisation		80	78	75
System Fund depreciation and amortisation		45	36	31
Impairment	6	0	18	16
Other exceptional items (including System Fund)	6	151	(13)	13
Equity-settled share-based cost	26	38	27	23
Dividends from associates and joint ventures	14	5	4	5
Increase in trade and other receivables		(44)	(71)	(27)
Increase in contract costs		(3)	(5)	(4)
Increase in deferred revenue		141	43	109
Increase in other trade and other payables		7	35	39
Utilisation of provisions (2016: net of insurance recovery)	19	(6)	—	(4)
Retirement benefit contributions, net of costs		(12)	(1)	(32)
Cash flows relating to exceptional items		(137)	(44)	(19)
Contract assets deduction in revenue		19	17	13
Other items		4	(3)	—

Total adjustments		502	308	491

Cash flow from operations before contract acquisition costs		854	849	950